ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Accounts Payable And Accrued Expenses [Line Items]
Accrued consulting expenses and related expenses	$ 436,348	$ 0	$ 142,043
Professional fees	109,057	30,477
Accrued payroll	12,944	17,700	25,009
Accounts Payable and Accrued Liabilities, Total	$ 558,349	$ 48,177	$ 167,052